Cover	Jun. 08, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 08, 2022
Entity File Number	333-239640
Entity Registrant Name	BIO LAB NATURALS, INC.
Entity Central Index Key	0001803977
Entity Tax Identification Number	81-1034163
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	9454 Wilshire Blvd.
Entity Address, Address Line Two	#300
Entity Address, City or Town	Beverly Hills
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90212
City Area Code	855
Local Phone Number	413-7030
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false